Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	11,386.87
Total Transaction Valuation	130,883,613.20
Total Offset Amount	0.00
Net Fee	$ 11,386.87
Offering Table N/A
Offset Table N/A	N/A